Regulatory Restrictions - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of legal lending limit on capital and surplus		10.00%
Collateral requirements minimum percentage collateral to fair value of securities loans from subsidiary		20.00%
Legal lending limits on loans to an affiliate		$ 5.7
Common equity Tier 1 capital risk-weighted assets		12.33%	11.88%
Tier 1 capital to risk weighted assets		12.33%	11.88%
Total capital to risk weighted assets		13.14%	12.72%
Tier 1 leverage ratio		9.81%	9.01%
Common equity Tier 1 capital risk-weighted assets, effective rate including capital conservation buffer		4.50%	4.50%
Tier 1 capital to risk weighted assets, effective rate capital conservation buffer		6.00%	6.00%
Total capital to risk weighted assets, effective rate including capital conservation buffer		8.00%	8.00%
Common equity Tier 1 capital ratio to be categorized as well capitalized		6.50%	6.50%
Tier 1 capital ratio to be categorized as well capitalized		8.00%	8.00%
Total risk based capital ratio to be categorized as well capitalized		10.00%	10.00%
Tier 1 leverage ratio to be categorized as well capitalized		5.00%	5.00%
Current Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weight for certain high volatility commercial real estate acquisition, development and construction loans and for non-residential mortgage loans that are 90 days past due or otherwise in non-accrual status			150.00%
Credit conversion factor for the unused portion of a commitment with an original maturity of one year or less that is not unconditionally cancellable			20.00%
Risk weight for mortgage servicing and deferred tax assets that are not deducted from capital			250.00%
Previous Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weight for certain high volatility commercial real estate acquisition, development and construction loans and for non-residential mortgage loans that are 90 days past due or otherwise in non-accrual status			100.00%
Credit conversion factor for the unused portion of a commitment with an original maturity of one year or less that is not unconditionally cancellable			0.00%
Risk weight for mortgage servicing and deferred tax assets that are not deducted from capital			100.00%
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weight for equity exposures			0.00%
Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weight for equity exposures			600.00%
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, percentage at the beginning stage				0.625%
Basel III | Scenario, Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer, percentage fully phased in stage	2.50%
Basel III | Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 capital risk-weighted assets			4.50%
Basel III | Minimum | Current Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital to risk weighted assets			6.00%
Total capital to risk weighted assets			8.00%
Tier 1 leverage ratio			4.00%
Basel III | Minimum | Previous Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital to risk weighted assets			4.00%
Total capital to risk weighted assets			8.00%
Tier 1 leverage ratio			4.00%
Basel III | Minimum | Fully Phased-in Period Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 capital risk-weighted assets			4.50%
Tier 1 capital to risk weighted assets			6.00%
Total capital to risk weighted assets			8.00%
Tier 1 leverage ratio			4.00%
Capital conservation buffer, fully phased in date			Jan. 01, 2019
Common equity Tier 1 capital risk-weighted assets, capital conservation buffer			2.50%
Common equity Tier 1 capital risk-weighted assets, effective rate including capital conservation buffer			7.00%
Tier 1 capital to risk weighted assets, capital conservation buffer			2.50%
Tier 1 capital to risk weighted assets, effective rate capital conservation buffer			8.50%
Total capital to risk weighted assets, capital conservation buffer			2.50%
Total capital to risk weighted assets, effective rate including capital conservation buffer			10.50%
FDIA | Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 capital ratio to be categorized as well capitalized			6.50%
Tier 1 leverage ratio to be categorized as well capitalized with composite supervisory rating 1			3.00%
Total risk based capital ratio to be categorized as well capitalized			10.00%
Tier 1 leverage ratio to be categorized as well capitalized			5.00%
FDIA | Minimum | Current Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital ratio to be categorized as well capitalized			8.00%
FDIA | Minimum | Previous Regulatory Requirements
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital ratio to be categorized as well capitalized			6.00%